Leases and subleases (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Schedule of Quantitative Information About Right-of-use Assets and Lease Liability	The activity related to the Group’s right of use asset and lease liability for the years ended December 31, 2025 and 2024 is as follows:

	Right of use asset, net
	2025 $	2024 $
Balance as of January 1,	8,061	9,825
Depreciation	(1,764)	(1,764)
Balance as of December 31,	6,297	8,061

Schedule of Lease Liabilities

	Total lease liability
	2025 $	2024 $
Balance as of January 1,	18,250	21,644
Cash paid for rent - principal - financing cash flow	(3,579)	(3,394)
Cash paid for rent - interest - operating cash flow	(1,065)	(1,295)
Interest expense	1,065	1,295
Balance as of December 31,	14,671	18,250

Schedule of Short-term and Long-term Portion of Lease Liability	The following table details the short-term and long-term portion of the lease liability as of December 31, 2025 and 2024:

	Total lease liability
	2025 $	2024 $
Short-term portion of lease liability	3,584	3,579
Long-term portion of lease liability	11,087	14,671
Total lease liability	14,671	18,250

Schedule of Maturity Analysis of Operating Lease Payments	The following table details the future maturities of the lease liability, showing the undiscounted lease payments to be paid after the reporting date:

2025 $
Less than one year	4,419
One to two years	4,551
Two to three years	4,687
Three to four years	2,796
Four to five years	—
More than five years	—
Total undiscounted lease maturities	16,452
Interest	1,781
Total lease liability	14,671